Consolidated statement of profit or loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Deposits	$ 92,549	$ 80,622	$ 18,836
Securities	50,806	32,426	24,000
Loans	641,677	566,212	289,785
Total interest income	785,032	679,260	332,621
Interest expense:
Deposits	(300,890)	(217,042)	(66,044)
Securities sold under repurchase agreements	(11,675)	(9,232)	(7,340)
Borrowings and debt	(212,636)	(219,219)	(110,647)
Lease liabilities	(620)	(584)	(579)
Total interest expense	(525,821)	(446,077)	(184,610)
Net interest income	259,211	233,183	148,011
Other income (expense):
Fees and commissions, net	44,401	32,519	19,791
Loss on financial instruments, net	(483)	(45)	(1,410)
Other income, net	507	462	280
Total other income, net	44,425	32,936	18,661
Total revenues	303,636	266,119	166,672
Provision for credit losses	(17,299)	(27,463)	(19,521)
Operating expenses:
Salaries and other employee expenses	(51,923)	(47,232)	(34,219)
Depreciation and amortization of equipment, leasehold improvements	(2,499)	(2,280)	(2,154)
Amortization of intangible assets	(1,064)	(814)	(561)
Other expenses	(24,978)	(22,172)	(18,177)
Total operating expenses	(80,464)	(72,498)	(55,111)
Segment profit	$ 205,873	$ 166,158	$ 92,040
Per share data:
Basic earnings per share (in dollars per share)	$ 5.60	$ 4.55	$ 2.54
Weighted average basic shares (in shares)	36,740	36,481	36,304